SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	50 years
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	5 years
Maximum | Technology rights for licensed seeds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	20 years
Minimum | Technology rights for licensed seeds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	3 years